Subsequent Events	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events
Acquisition
On February 21, 2013, LinnCo and Berry Petroleum Company (“Berry”) announced they had signed a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. The transaction has a preliminary value of approximately $4.3 billion, including the assumption of debt, and is expected to close by June 30, 2013, subject to approvals by Berry and LinnCo shareholders, LINN Energy’s unitholders and regulatory agencies.
Under the terms of the agreement, Berry’s shareholders will receive 1.25 of LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013. Upon completion of the merger, LinnCo will contribute Berry assets to LINN Energy in exchange for LINN Energy units.
Distribution Received and Dividend Paid
On January 24, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
On January 24, 2013, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the fourth quarter of 2012, which is net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid on February 15, 2013, to shareholders of record as of the close of business on February 7, 2013.

Subsequent Event
On February 21, 2013, LinnCo and Berry Petroleum Company (“Berry”) announced they had signed a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. The transaction has a preliminary value of approximately $4.3 billion, including the assumption of debt, and is expected to close by June 30, 2013, subject to approvals by Berry and LinnCo shareholders, Linn Energy's unitholders and regulatory agencies.
Under the terms of the agreement, Berry's shareholders will receive 1.25 of LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry's shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013